Shareholder Report, Holdings (Details) - C000195671 [Member]	Nov. 30, 2024
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)